SUMMARY OF SIGNIFICANT POLICIES - Schedule of Property and Equipment (Details)	12 Months Ended
Jun. 30, 2014
Land, Buildings and Improvements [Member]
Property and Equipment, Estimated Useful Lives	P39Y
Furniture and Equipment [Member]
Property and Equipment, Estimated Useful Lives	P3Y
Computer Equipment [Member]
Property and Equipment, Estimated Useful Lives	P3Y
Leasehold Improvements [Member]
Property and Equipment, Estimated Useful Lives	P3Y